Shareholders' Equity - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments, included in net income	$ (7.6)	$ 42.5	$ 3.7
Unrealized gains/ (losses) on AFS debt securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(21.7)	(41.7)	(8.5)
Increase/(decrease)	18.1	(22.5)	(36.9)
Reclassification adjustments, included in net income	(7.6)	42.5	3.7
Total increase/(decrease)	10.5	20.0	(33.2)
Ending balance	(11.2)	(21.7)	(41.7)
Foreign currency translation gains/ (losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	3.5	(17.3)	(28.2)
Increase/(decrease)	59.8	20.8	10.9
Reclassification adjustments, included in net income	0.0	0.0	0.0
Total increase/(decrease)	59.8	20.8	10.9
Ending balance	63.3	3.5	(17.3)
Tax (expense)/ benefit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	7.0	12.2	3.6
Increase/(decrease)	(2.6)	(5.2)	8.6
Reclassification adjustments, included in net income	0.0	0.0	0.0
Total increase/(decrease)	(2.6)	(5.2)	8.6
Ending balance	4.4	7.0	12.2
Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(11.2)	(46.8)	(33.1)
Increase/(decrease)	75.3	(6.9)	(17.4)
Reclassification adjustments, included in net income	(7.6)	42.5	3.7
Total increase/(decrease)	67.7	35.6	(13.7)
Ending balance	$ 56.5	$ (11.2)	$ (46.8)